Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
18.
SHARE-BASED COMPENSATION

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2011 (the “2011 Plan”), a share incentive plan in 2013 (the “2013 Plan”), Amended and Restated 2016 Share Incentive Plan (the “2016 Plan”) and 2016 Share Incentive Plan II (the “2016 Plan II”) in 2016, collectively the “Plans”. The Company may grant share-based awards to its employees, directors and consultants to purchase an aggregate of no more than 31,372,400, 13,400,000, 19,560,000 and 12,000,000 ordinary shares (previously 7,843,100, 3,350,000, 4,890,000 and 3,000,000 ordinary shares, respectively before the Share Subdivision as detailed in Note 2(a) of the Company under the 2011 Plan, 2013 Plan, 2016 Plan and 2016 Plan II, respectively.) 2011 Plan, 2013 Plan, 2016 Plan and 2016 Plan II were approved by the Board of Directors in May 2011, November 2013, March 2017 and December 2016, respectively. The Plans are administered by the Board of Directors or any of its committees as set forth in the Plans. For share options and restricted shares with service condition or performance condition granted under the Plans, majority are subject to vesting schedules of approximately four years with 25% of the awards vesting each year and have a contractual term of ten years. As of December 31, 2023, 2011 Plan and 2013 Plan had expired.

Following the Share Subdivision and the ADS Ratio Change that became effective on February 5, 2021 as detailed in Note 2(a), each ordinary share was subdivided into four ordinary shares and each ADS represents four ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each share option and restricted share granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Prior to February 5, 2021, one ordinary share was issuable upon the exercise of one outstanding share option or the vesting of one outstanding restricted share, respectively. Subsequent to the Share Subdivision, four ordinary shares are issuable upon the exercise of one outstanding share option or the vesting of one outstanding restricted share, respectively. The Share Subdivision has no impact on the number of share options, the number of restricted shares, the weighted average exercise price per share option and the weighted average grant date fair value per restricted share as stated below.

Share options

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price (USD)	Weighted average grant date fair value (USD)	Weighted average remaining contractual term (USD)	Aggregate intrinsic value (USD in thousands)
Outstanding, January 1, 2023	564,876	43.96	21.45	8.48	587
Granted	15,416	28.91	16.89	9.15	55
Exercised	(1,536)	26.75	21.32	8.50	6
Forfeited/Cancelled	(36,257)	74.43	24.79
Outstanding, December 31, 2023	542,499	41.55	19.33	7.59	258
Vested and expected to vest at December 31, 2023	528,958	41.56	19.54	7.58	254
Exercisable as of December 31, 2023	243,946	46.39	24.13	6.96	165

The aggregate intrinsic value in the table above is calculated as the difference between the exercise price of the underlying awards and US$28.06, the closing stock price of the Company’s ordinary shares on December 31, 2023. The weighted-average grant-date fair value of options granted during the years ended December 31, 2021, 2022 and 2023 was US$23.00, US$19.82 and US$16.89, respectively. The total grant date fair value of options vested during the years ended December 31, 2021, 2022 and 2023 was RMB32.23 million, RMB19.60 million and RMB15.09 million (US$2.12million), respectively. Total intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023 was RMB27.95 million, RMB0.47 million and RMB0.04 million (US$0.006 million), respectively.

The aggregate fair value of the outstanding options at the grant dates were determined to be RMB74.46 million (US$10.49 million) and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted with graded vesting. As of December 31, 2023, there was RMB22.42 million (US$3.16million) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 2.00years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

Restricted shares

Restricted shares activity for the year ended December 31, 2023 was as follows:

	Number of restricted shares	Weighted average grant date fair value (USD)
Outstanding, January 1, 2023	2,289,260	34.22
Granted	1,123,342	29.29
Vested	(702,928)	34.70
Forfeited/Cancelled	(205,984)	31.74
Outstanding, December 31, 2023	2,503,690	29.98
Expected to vest, December 31, 2023	1,917,137	30.03

The weighted average grant-date fair value of restricted shares granted during the years ended December 31, 2021, 2022 and 2023 was US$50.79, US$33.46 and US$29.29, respectively, which was derived from the fair value of the underlying ordinary shares. The total grant date fair value of restricted shares vested during the years ended December 31, 2021, 2022 and 2023 was RMB165.68 million, RMB172.59 million and RMB171.57 million (US$24.17 million). The aggregate fair value of the outstanding restricted shares at the grant dates were determined to be RMB532.94 million (US$75.06million) and such amount shall be recognized as compensation expense using the straight-line method for all restricted shares granted with graded vesting. As of December 31, 2023, there was RMB312.50 million (US$44.01 million) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested restricted shares which are expected to be recognized over a weighted-average period of 2.68 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Company has referred to the historical price volatilities of the Company. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised and is based on a consideration of research study regarding exercise pattern based on historical statistical data. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company’s management is ultimately responsible for the determination of the estimated fair value of its options. Subsequent to the IPO, fair value of the ordinary shares was the price of the Company’s publicly traded shares.

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2021	2022	2023
Fair value of ordinary share	US$31.06-US$119.82	US$28.76-US$39.35	US$29.16-US$35.87
Risk-free interest rates	1.09%-1.62%	1.52%-3.91%	3.50%-4.72%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	51%-52%	52%-54%	51%-54.19%
Expected dividend yield	1.00%	1.00%	1.00%
Weighted average fair value per option granted	US$10.51-US$60.83	US$3.83-US$21.32	US$4.12-US$18.91

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	23,142	8,608	7,982	1,124
Sales and marketing expenses	46,823	38,317	49,305	6,945
General and administrative expenses	48,803	53,209	51,860	7,304
Product development expenses	87,292	68,756	85,945	12,105
	206,060	168,890	195,092	27,478